Expense Example - R2 R5 R6 Shares - JPMorgan US GARP Equity Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	111	372	653	1,455	45	154	274	622	35	122	218	499